*Manager*
*Securities Operations*

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

1-11307-01

**NYSE**

June 30, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Freeport-McMoRan Copper & Gold Inc., 7% Convertible Senior Notes due February 11, 2011 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 30, 2003. Tentative listing date – July 2, 2003.

Sincerely,

[signature]